                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                                ANNUAL REPORT
                          and Investment Performance
                          Review for the Year Ended
                               August 31, 1998



                                [HERITAGE LOGO]

                                                                October 21, 1998

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash
Trust -- Money Market Fund (the "Fund") for the fiscal year ended August 31, 1998. During the last fiscal year, rates on short-term investments continued to remain in a relatively narrow range, as they have for the past few years. The seven-day effective yield for your Fund began the fiscal year at 4.96%, increased to 4.97% at the end of the semi-annual reporting period on February 28, and stood at 4.99% on August 31. As of the date of this letter, the seven-day effective yield has fallen to 4.77%.

     The domestic economy has been in an expansion for the past 90 months. This expansion has been unusual, not just for its duration, but for its slow, steady growth featuring minimal inflationary pressures. Over much of the last two years, the general concern had been that the Federal Reserve Board (the "Fed") would increase short-term interest rates at the first signs of a return of inflation. Very recently however, the Fed has reduced short-term rates twice for a total of 0.50% in an effort to forestall a slowdown in our economic growth. This situation has been brought about, not because of any fundamental change in our domestic situation, but because of the financial crisis that has spread throughout many Asian, European and Latin American economies. The revenues and profits of many U.S. multinational businesses are beginning to show the negative effects of this worldwide situation, as many of their export markets are not able to continue their historic purchase levels of our products. Because of the Fed's action to reduce short-term rates, the yield on your Fund also will fall as the income from the securities in which we invest will decline. We believe that the Fed's near-term bias will be to reduce rates further, if necessary, to help our economic expansion continue.

     As U.S. stock markets suffered as investors worried about corporate earnings, money market funds and other short-term fixed income attractions have provided a safe haven for a portion of many investors' portfolios. In fact, over the past six months, very few equity index returns are positive, making money market funds one of the best performing investment categories over this period. We encourage you to take this opportunity to review your investment portfolio with your financial advisor to ensure that you have an asset allocation strategy that is designed to meet your individual needs.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking (including free checks and returned cancelled checks), daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     On behalf of all of us at Heritage Asset Management, thank you for your continuing investment in Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
--------------------------------------------------------------------------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER--75.5%(A)
 DOMESTIC--58.3%
BANKING--3.3%
$    50,000,000  Bank of America, FSB,
                  5.50%, due 10/27/98......  $   49,572,222
     33,000,000  BankAmerica Corporation,
                  5.50%, due 10/13/98......      32,788,250
                                             --------------
                                                 82,360,472
                                             --------------

BEVERAGES--4.8%
     75,000,000  The Coca-Cola Company,
                  5.48%, due 10/13/98......      74,520,500
     45,000,000  PepsiCo, Inc., 5.48%, due
                  10/30/98.................      44,595,850
                                             --------------
                                                119,116,350
                                             --------------

COMPUTER/OFFICE EQUIPMENT--0.8%
     20,000,000  Xerox Credit Corporation,
                  5.48%, due 10/16/98......      19,863,000
                                             --------------

CONGLOMERATES--2.2%
     30,000,000  Minnesota Mining &
                  Manufacturing Company,
                  5.46%, due 11/19/98......      29,640,550
     25,000,000  Minnesota Mining &
                  Manufacturing Company,
                  5.47%, due 12/21/98......      24,580,667
                                             --------------
                                                 54,221,217
                                             --------------

CORPORATE FINANCE--9.4%
     25,000,000  Ciesco, L.P., 5.50%, due
                  10/21/98.................      24,809,028
     25,000,000  Ciesco, L.P., 5.51%, due
                  10/21/98.................      24,808,681
     25,000,000  Ciesco, L.P., 5.50%, due
                  10/22/98.................      24,805,208
     25,000,000  Corporate Asset Funding
                  Company Inc., 5.50%, due
                  11/05/98.................      24,751,736
     15,000,000  Corporate Asset Funding
                  Company Inc., 5.51%, due
                  11/10/98.................      14,839,292
     50,000,000  General Electric Capital
                  Corporation, 5.49%, due
                  09/14/98.................      49,900,875
     10,000,000  General Electric Capital
                  Corporation, 5.50%, due
                  11/19/98.................       9,879,306
      5,000,000  Private Export Funding
                  Corporation, 5.48%, due
                  11/02/98.................       4,952,811
     56,900,000  Private Export Funding
                  Corporation, 5.48%, due
                  11/20/98.................      56,207,084
                                             --------------
                                                234,954,021
                                             --------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER (CONTINUED)

ELECTRONICS--2.4%
      7,000,000  Emerson Electric Company,
                  5.48%, due 09/16/98......       6,984,017
      8,055,000  Emerson Electric Company,
                  5.50%, due 09/23/98......       8,027,926
      9,000,000  Emerson Electric Company,
                  5.50%, due 09/24/98......       8,968,375
      8,250,000  Emerson Electric Company,
                  5.46%, due 09/30/98......       8,213,714
     18,600,000  Emerson Electric Company,
                  5.47%, due 09/30/98......      18,518,041
      9,968,000  Emerson Electric Company,
                  5.50%, due 10/09/98......       9,910,130
                                             --------------
                                                 60,622,203
                                             --------------

FOOD--10.6%
     50,000,000  Campbell Soup Company,
                  5.41%, due 09/22/98......      49,842,208
     50,000,000  Cargill, Inc., 5.51%, due
                  09/04/98.................      49,977,042
     25,000,000  Cargill, Inc., 5.49%, due
                  10/02/98.................      24,881,813
     19,000,000  H.J. Heinz Company, 5.53%,
                  due 09/08/98.............      18,979,570
     21,000,000  H.J. Heinz Company, 5.52%,
                  due 09/15/98.............      20,954,920
     20,000,000  H.J. Heinz Company, 5.52%,
                  due 09/17/98.............      19,950,933
     15,550,000  Kellogg Company, 5.50%,
                  due 10/08/98.............      15,462,099
     24,500,000  Kellogg Company, 5.48%,
                  due 10/09/98.............      24,358,281
     40,400,000  Sara Lee Corporation,
                  5.78%, due 09/01/98......      40,400,000
                                             --------------
                                                264,806,866
                                             --------------

HOUSEHOLD PRODUCTS--5.2%
     20,000,000  Colgate-Palmolive Company,
                  5.50%, due 09/15/98......      19,957,222
     13,470,000  The Clorox Company, 5.49%,
                  due 10/23/98.............      13,363,183
     25,000,000  The Procter & Gamble
                  Company, 5.48%, due
                  09/25/98.................      24,908,667
     23,000,000  The Procter & Gamble
                  Company, 5.47%, due
                  11/10/98.................      22,755,369
     50,000,000  The Procter & Gamble
                  Company, 5.45%, due
                  12/18/98.................      49,182,500
                                             --------------
                                                130,166,941
                                             --------------

NEWSPAPERS/PUBLISHING--0.2%
      4,450,000  McGraw-Hill, Inc., 5.49%,
                  due 09/10/98.............       4,443,892
                                             --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER (CONTINUED)
 OIL & GAS--7.4%
$    35,000,000  Amoco Corporation, 5.46%,
                  due 12/17/98.............  $   34,432,008
     35,000,000  Chevron UK Investment PLC,
                  5.44%, due 09/15/98......      34,925,956
     10,000,000  Chevron UK Investment PLC,
                  5.50%, due 11/03/98......       9,903,750
      5,000,000  Chevron UK Investment PLC,
                  5.50%, due 11/16/98......       4,941,944
     25,000,000  Chevron USA, Inc., 5.49%,
                  due 09/04/98.............      24,988,563
     75,000,000  Shell Oil Company, 5.48%,
                  due 10/16/98.............      74,486,250
                                             --------------
                                                183,678,471
                                             --------------

 PAPER--0.4%
     10,000,000  Kimberly-Clark
                  Corporation, 5.50%, due
                  09/17/98.................       9,975,556
                                             --------------

 PHARMACEUTICALS--4.1%
     40,550,000  Abbott Laboratories,
                  5.48%, due 09/10/98......      40,494,446
     55,980,000  Abbott Laboratories,
                  5.48%, due 09/17/98......      55,843,658
      7,000,000  Pfizer, Inc., 5.50%, due
                  09/10/98.................       6,990,375
                                             --------------
                                                103,328,479
                                             --------------

 RECREATION--2.4%
     40,000,000  The Walt Disney Company,
                  5.48%, due 09/01/98......      40,000,000
     19,000,000  The Walt Disney Company,
                  5.50%, due 09/04/98......      18,991,292
                                             --------------
                                                 58,991,292
                                             --------------

 TELEPHONE/UTILITIES--4.1%
     38,265,000  Bell Atlantic Network
                  Funding Corporation,
                  5.50%, due 09/11/98......      38,206,540
     50,000,000  BellSouth
                  Telecommunications Inc.,
                  5.48%, due 09/02/98......      49,992,389
     15,000,000  BellSouth
                  Telecommunications Inc.,
                  5.50%, due 09/14/98......      14,970,208
                                             --------------
                                                103,169,137
                                             --------------

 TRANSPORTATION--1.0%
     25,000,000  United Parcel Service,
                  5.75%, due 09/01/98......      25,000,000
                                             --------------

Total Domestic (cost $1,454,697,897).......   1,454,697,897
                                             --------------
   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
COMMERCIAL PAPER (CONTINUED)
 FOREIGN--17.2%(B)
 BANKING--2.4%
     31,800,000  Abbey National North
                  America, 5.50%, due
                  09/24/98.................      31,688,258
     28,200,000  Abbey National North
                  America, 5.47%, due
                  11/20/98.................      27,857,214
                                             --------------
                                                 59,545,472
                                             --------------

 CORPORATE FINANCE--6.4%
     46,100,000  Export Development
                  Corporation, 5.75%, due
                  09/01/98.................      46,100,000
     48,000,000  Export Development
                  Corporation, 5.47%, due
                  11/13/98.................      47,467,587
     40,000,000  The Canadian Wheat Board,
                  5.49%, due 09/15/98......      39,914,600
     27,000,000  The Canadian Wheat Board,
                  5.47%, due 11/16/98......      26,688,210
                                             --------------
                                                160,170,397
                                             --------------

 FOOD--3.0%
     20,000,000  Unilever Capital
                  Corporation, 5.50%, due
                  09/03/98.................      19,993,888
     25,000,000  Unilever NV, 5.49%, due
                  10/08/98.................      24,858,938
     30,000,000  Unilever NV, 5.46%, due
                  12/04/98.................      29,572,300
                                             --------------
                                                 74,425,126
                                             --------------

 PHARMACEUTICALS--5.4%
     60,000,000  Glaxo Wellcome, PLC,
                  5.50%, due 09/22/98......      59,807,500
     22,000,000  SmithKline Beecham
                  Corporation, 5.50%, due
                  09/17/98.................      21,946,222
     53,000,000  SmithKline Beecham
                  Corporation, 5.50%, due
                  09/18/98.................      52,862,347
                                             --------------
                                                134,616,069
                                             --------------
Total Foreign (cost $428,757,064)..........     428,757,064
                                             --------------
Total Commercial Paper (cost
$1,883,454,961)............................   1,883,454,961
                                             --------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
CORPORATE NOTES--7.4%(A)
-----------------------------------------------------------
 BANKING--6.0%
$    65,500,000  First Union National Bank,
                  5.56%, due 09/23/98......  $   65,500,000
      9,500,000  First Union National Bank,
                  5.55%, due 11/16/98......       9,500,000
     75,000,000  Wachovia Bank of North
                  Carolina, Bank Note,
                  5.55%, due 09/08/98......      75,000,000
                                             --------------
                                                150,000,000
                                             --------------

 BEVERAGES--0.6%
     15,000,000  PepsiCo, Inc., 5.50%, due
                  08/19/99.................      14,983,676
                                             --------------

 CORPORATE FINANCE--0.8%
      1,285,177  Capita Equipment
                  Receivable Trust 1997-1,
                  Class A-1, 5.79%, due
                  12/15/98.................       1,285,177
     17,343,510  Chase Manhattan Auto Owner
                  Trust 1998-C A1, 5.59%,
                  due 07/09/99.............      17,342,333
                                             --------------
                                                 18,627,510
                                             --------------
Total Corporate Notes (cost
$183,611,186)..............................     183,611,186
                                             --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--10.6%(A)
-----------------------------------------------
     60,000,000  Fannie Mae, 5.44%, due
                  09/15/98.................      59,873,137
     15,000,000  Fannie Mae, 5.41%, due
                  10/09/98.................      14,914,294
     25,000,000  Fannie Mae, 5.43%, due
                  10/09/98.................      24,856,708
     55,000,000  Federal Home Loan Bank,
                  5.33%, due 09/23/98......      54,820,853
     10,000,000  Federal Home Loan Bank,
                  5.37%, due 09/25/98......       9,964,200
     20,000,000  Freddie Mac, 5.46%, due
                  09/18/98.................      19,948,414
     15,000,000  Freddie Mac, 5.41%, due
                  10/08/98.................      14,916,519
     40,000,000  Freddie Mac, 5.44%, due
                  10/09/98.................      39,770,311
     25,000,000  Freddie Mac, 5.45%, due
                  10/14/98.................      24,837,257
                                             --------------
Total U.S. Government and Agency Securities
(cost $263,901,693)........................     263,901,693
                                             --------------
Total Investment Portfolio excluding
repurchase agreement (cost
$2,330,967,840)............................   2,330,967,840
                                             --------------

   PRINCIPAL                                   AMORTIZED
    AMOUNT                                        COST
    ------                                        ----
REPURCHASE AGREEMENT--6.7%(A)
Repurchase Agreement with State Street Bank
and Trust Company, dated August 31, 1998 @
5.82% to be repurchased at $167,437,065 on
September 1, 1998, collateralized by
$15,070,000 United States Treasury Notes,
6.75% due August 15, 2026, $19,285,000
United States Treasury Notes, 8.125% due
August 15, 2019, $40,850,000 United States
Treasury Notes, 7.5% due November 15, 2016,
$42,770,000 United States Treasury Notes,
6.88% due August 15, 2025 and $19,695,000
United States Treasury Notes, 10.0% due May
15, 2010 (market value $171,429,120
including interest) (cost $167,410,000)....     167,410,000
                                             --------------
TOTAL INVESTMENTS
 (cost $2,498,377,840)(c)100.2%(a).........   2,498,377,840
OTHER ASSETS AND LIABILITIES, net,
(0.2%)(a)..................................     (3,837,597)
                                             --------------
NET ASSETS, (CONSISTING OF PAID-IN-CAPITAL
NET OF ACCUMULATED NET REALIZED LOSS OF
$268,158)
100.0%.....................................
                                             $2,494,540,243
                                             ==============
CLASS A SHARES
--------------
Net asset value, offering and redemption
price per share, ($2,491,658,563 divided by
2,491,926,721 shares outstanding)..........           $1.00
                                             ==============
CLASS B SHARES
--------------
Net asset value, offering and redemption
price per share, ($211,647 divided by
211,647 shares outstanding)................           $1.00
                                             ==============
CLASS C SHARES
--------------
Net asset value, offering and redemption
price per share, ($2,670,033 divided by
2,670,033 shares outstanding)..............           $1.00
                                             ==============
--------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                 $126,127,017

Expenses (Notes 1 and 4):
  Management fee............................................  $10,209,544
  Distribution fee (Class A Shares).........................    3,358,905
  Distribution fee (Class B Shares)*........................           25
  Distribution fee (Class C Shares).........................          899
  Shareholder servicing fees................................    2,504,494
  State qualification expenses..............................      225,905
  Custodian/Fund Accounting fees............................      191,334
  Federal registration fees.................................      138,155
  Reports to shareholders...................................      107,300
  Professional fees.........................................       54,748
  Insurance expense.........................................       19,169
  Trustees' fees and expenses...............................        8,180
  Other.....................................................       27,541
                                                              -----------
        Total expenses......................................                   16,846,199
                                                                             ------------
Net investment income.......................................                  109,280,818

Realized Gain on Investments
Net realized gain from investment transactions..............                          682
                                                                             ------------

Net increase in net assets resulting from operations........                 $109,281,500
                                                                             ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEARS ENDED
                                                              ------------------------------------
                                                               AUGUST 31, 1998     AUGUST 31, 1997
                                                              -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $  109,280,818      $   88,152,268
  Net realized gain (loss) on investment transactions.......              682             (28,062)
                                                               --------------      --------------
  Net increase in net assets resulting from operations......      109,281,500          88,124,206
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.049 and $0.047
    per share, respectively)................................     (109,250,845)        (88,101,933)
  Net investment income Class B Shares, ($0.027 per
    share)*.................................................             (799)                 --
  Net investment income Class C Shares, ($0.049 and $0.047
    per share, respectively)................................          (29,174)            (50,335)
Increase in net assets from Fund share transactions (Note
  2)........................................................      478,532,212         375,093,274
                                                               --------------      --------------
Increase in net assets......................................      478,532,894         375,065,212
Net assets, beginning of year...............................    2,016,007,349       1,640,942,137
                                                               --------------      --------------
Net assets, end of year.....................................   $2,494,540,243      $2,016,007,349
                                                               ==============      ==============

* For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     CLASS B
                                                    CLASS A SHARES                    SHARES              CLASS C SHARES
                                      ------------------------------------------   ------------   -------------------------------
                                                                                     FOR THE
                                            FOR THE YEARS ENDED AUGUST 31,         PERIOD ENDED   FOR THE YEARS ENDED AUGUST 31,
                                      ------------------------------------------    AUGUST 31,    -------------------------------
                                       1998     1997     1996     1995     1994       1998++        1998       1997       1996+
                                      ------   ------   ------   ------   ------   ------------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
  YEAR..............................  $1.000   $1.000   $1.000   $1.000   $1.000      $1.000       $1.000     $1.000      $1.000
                                      ------   ------   ------   ------   ------      ------       ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (a)(b)......    .049     .047     .048     .050     .029        .027         .049       .047        .023
LESS DISTRIBUTIONS:
  Dividends from net investment
    income and net realized gains
    (a).............................   (.049)   (.047)   (.048)   (.050)   (.029)      (.027)       (.049)     (.047)      (.023)
                                      ------   ------   ------   ------   ------      ------       ------     ------      ------
NET ASSET VALUE, END OF YEAR........  $1.000   $1.000   $1.000   $1.000   $1.000      $1.000       $1.000     $1.000      $1.000
                                      ======   ======   ======   ======   ======      ======       ======     ======      ======
TOTAL RETURN %......................    4.99     4.85     4.89     5.00     2.87        2.70(d)      4.99       4.85        2.34(d)
RATIOS TO AVERAGE DAILY NET
  ASSETS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net (b).......     .75      .76      .78      .79      .79         .75(c)       .75        .77         .75(c)
  Net investment income (b).........    4.88     4.74     4.78     5.00     2.87        4.86(c)      4.87       4.72        4.62(c)
  Net assets, end of year ($
    millions).......................   2,492    2,016    1,641    1,294      982          .21            3        .51          --

---------------
  + For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
 ++ For the period January 2, 1998 (commencement of Class B Shares) to August
    31, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001 and $.001 per share, for the two years ended August 31, 1995 and 1994, respectively. The operating expense ratios including such items would have been .81% and .81%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares. No management fees were waived or recovered for the year ended August 31, 1998.
(c) Annualized.
(d) Not annualized.

      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares. Class A Shares, B Shares and C Shares may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Heritage Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A and C Shares and dollars of the Fund during the year ended August 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to August 31, 1998 at a constant net asset value of $1.00 per share, were as follows:

                                                                         A SHARES        B SHARES     C SHARES
                                                                         --------        --------    ----------
        FOR THE YEAR ENDED AUGUST 31, 1998
        ------------------------------------------------------------
        Shares sold.................................................   10,388,248,179     413,612     6,488,760
        Shares issued on reinvestment of distributions..............      117,451,319         692        30,563
        Shares redeemed.............................................  (10,029,543,511)   (202,657)   (4,354,744)
                                                                      ---------------    --------    ----------
          Net increase..............................................      476,155,987     211,647     2,164,579
        Shares outstanding:
          Beginning of year.........................................    2,015,770,734          --       505,454
                                                                      ---------------    --------    ----------
          End of year...............................................    2,491,926,721     211,647     2,670,033
                                                                      ===============    ========    ==========

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Transactions in Class A and C Shares and dollars of the Fund during the year ended August 31, 1997 at a constant net asset value of $1.00 per share, were as follows.

                                                                         A SHARES        C SHARES
                                                                      --------------    ----------
        FOR THE YEAR ENDED AUGUST 31, 1997
        ------------------------------------------------------------
        Shares sold.................................................   8,170,400,843     3,602,752
        Shares issued on reinvestment of distributions..............      85,579,732        48,452
        Shares redeemed.............................................  (7,881,206,649)   (3,331,857)
                                                                      --------------    ----------
        Net increase................................................     374,773,926       319,347
        Shares outstanding:
          Beginning of year.........................................   1,640,996,808       186,107
                                                                      --------------    ----------
          End of year...............................................   2,015,770,734       505,454
                                                                      ==============    ==========

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1998, purchases, sales and maturities of short-term investment securities, excluding repurchase agreements, aggregated $22,722,113,222, $59,981,667 and $22,344,990,650, respectively.
        Purchases and maturities of U.S. Government obligations aggregated $812,089,357 and $879,677,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next
        $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of August 31, 1998 was $959,792. Pursuant to the Prospectus dated January 2, 1998, the Manager voluntarily agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .75% of the average daily net assets attributable to that class for the fiscal year ended August 31, 1998.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1998 was $429,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $42,357 during the period, of which $7,000 was payable as of August 31, 1998.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $9,715 in contingent deferred sales charges for Class B Shares and $4,258 in contingent deferred sales charges for Class C Shares for the year ended August 31, 1998.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1998 was $312,771. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1998, the Fund has net tax basis capital loss carryforwards of $283,877, in the aggregate. Capital loss carryforwards in the amount of $682 were utilized in the current year. Capital loss carryforwards in the amount of $9,000, $6,037, $235,118 and $33,722 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, and 2005, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust - Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust - Money Market Fund (the "Fund") at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Tampa, Florida
October 14, 1998

HERITAGE CASH TRUST-MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

          --   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
          --   HERITAGE CAPITAL APPRECIATION TRUST
          --   HERITAGE INCOME-GROWTH TRUST
          --   HERITAGE INCOME TRUST
                    INTERMEDIATE GOVERNMENT FUND
                    HIGH YIELD BOND FUND
          --   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
          --   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON THE
                      NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

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Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Change Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Aggressive Growth
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International

This report is for the information of shareholders of Heritage Cash Trust - Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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